Expense Example	Feb. 24, 2025 USD ($)
STKd 100% COIN & 100% NVDA ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 131
Expense Example, with Redemption, 3 Years	409
STKd 100% NVDA & 100% MSTR ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
STKd 100% MSTR & 100% COIN ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
STKd 100% COIN & 100% HOOD ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
STKd 100% NVDA & 100% AMD ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
STKd 100% TSLA & 100% MSTR ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
STKd 100% TSLA & 100% NVDA ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
STKd 100% SMCI & 100% NVDA ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
STKd 100% UBER & 100% TSLA ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
STKd 100% META & 100% AMZN ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	$ 409